Income Tax and Social Contribution - Schedule of Reconciliation of Income Tax and Social Contribution Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Reconciliation Of Income Tax And Social Contribution Expenses Abstract
Income before income tax and social contribution	R$ 126,781	R$ 109,041	R$ 232,785
Tax calculated based on current rates - 34%	(43,106)	(37,074)	(79,147)
Equity in net income of subsidiaries			10,671
Recognition of deferred tax loss asset	10,091		(16,434)
Permanent difference adjustments in other jurisdictions	27,406	(45,742)	18,212
Adjustment in Tax regime Differences	(13,508)	(25,414)	(13,115)
Other adjustments in temporary and permanent differences	(48,905)	16,365	34,903
Income tax and social contribution	R$ (68,022)	R$ (91,865)	R$ (44,910)